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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-02729

Short-Term Investments Trust

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000     Houston, Texas 77046

(Address of principal executive offices)        (Zip code)

Karen Dunn Kelley       11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:      8/31

Date of reporting period:      11/30/14

Item 1. Schedule of Investments.

Liquid Assets Portfolio STIC Prime Portfolio Treasury Portfolio Government & Agency Portfolio Government TaxAdvantage Portfolio Tax-Free Cash Reserve Portfolio
Quarterly Schedule of Portfolio Holdings
November 30, 2014

invesco.com/us	CM-STIT-QTR-1	11/14	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2014

(Unaudited)

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–40.50%(a)

Asset-Backed Securities - Consumer Receivables–5.34%

Barton Capital LLC (b)	0.13%	12/08/14	$25,000	$24,999,368
Barton Capital LLC (b)(d)	0.18%	06/16/15	30,000	30,000,000
Barton Capital LLC (b)(d)	0.18%	07/10/15	25,000	25,000,000
Barton Capital LLC (b)(d)	0.19%	06/29/15	55,000	55,000,000
Barton Capital LLC (b)(d)	0.19%	07/07/15	50,000	50,000,000
Old Line Funding, LLC (b)	0.17%	02/18/15	85,000	84,968,290
Old Line Funding, LLC (b)	0.18%	02/18/15	79,500	79,468,598
Old Line Funding, LLC (b)	0.18%	02/18/15	50,000	49,980,250
Old Line Funding, LLC (b)	0.19%	02/17/15	57,500	57,476,329
Old Line Funding, LLC (b)	0.23%	05/05/15	75,000	74,925,729
Old Line Funding, LLC (b)	0.23%	04/07/15	174,000	173,858,818
Salisbury Receivables Co., LLC (b)	0.20%	01/27/15	40,000	39,987,333
Sheffield Receivables Corp. (b)	0.18%	12/08/14	24,000	23,999,160
Sheffield Receivables Corp. (b)	0.18%	12/04/14	20,000	19,999,700
Sheffield Receivables Corp. (b)	0.21%	01/27/15	95,000	94,969,125
Thunder Bay Funding, LLC (b)	0.23%	01/05/15	56,500	56,487,366
Thunder Bay Funding, LLC (b)	0.23%	02/02/15	85,800	85,765,466
Thunder Bay Funding, LLC (b)	0.23%	03/04/15	20,000	19,988,117
Thunder Bay Funding, LLC (b)	0.23%	04/15/15	30,000	29,974,125
				1,076,847,774

Asset-Backed Securities - Fully Supported–0.37%

Kells Funding LLC (CEP-FMS Wertmanagement) (b)(c)	0.15%	12/01/14	30,000	30,000,000
Kells Funding LLC (CEP-FMS Wertmanagement) (b)(c)	0.16%	02/26/15	25,000	24,990,333
Kells Funding LLC (CEP-FMS Wertmanagement) (b)(c)	0.16%	03/05/15	20,000	19,991,645
				74,981,978

Asset-Backed Securities - Fully Supported Bank–8.33%

Atlantic Asset Securitization LLC (CEP-Credit Agricole Corporate and Investment Bank) (b)(c)(d)	0.19%	03/27/15	115,000	115,000,000
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC) (b)(c)	0.11%	12/01/14	35,000	35,000,000
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC) (b)(c)	0.13%	12/04/14	71,500	71,499,225
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC) (b)(c)	0.14%	12/10/14	22,900	22,899,198
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC) (b)(c)	0.15%	12/01/14	34,000	34,000,000
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC) (b)(c)	0.14%	12/03/14	21,980	21,979,829
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC) (b)(c)	0.15%	12/05/14	21,000	20,999,650
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Chase & Co.)	0.20%	02/09/15	35,000	34,986,389
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Chase & Co.)	0.20%	02/05/15	65,000	64,976,167
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Chase & Co.)	0.27%	02/18/15	110,000	109,934,825
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Chase & Co.)	0.27%	03/02/15	122,000	121,916,735
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Chase & Co.)	0.27%	03/09/15	100,600	100,526,059
Collateralized Commercial Paper II Co., LLC (CEP-JP Morgan Securities LLC) (b)	0.30%	03/02/15	68,700	68,647,902
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(c)	0.17%	01/12/15	50,000	49,990,083
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(c)	0.17%	01/21/15	57,000	56,986,273
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(c)	0.15%	01/08/15	38,000	37,993,983
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(c)	0.17%	01/08/15	50,000	49,991,028
Govco LLC (CEP-Citibank NA) (b)	0.18%	01/05/15	56,000	55,990,200
Govco LLC (CEP-Citibank NA) (b)	0.18%	02/03/15	58,400	58,381,312
Govco LLC (CEP-Citibank NA) (b)	0.18%	02/05/15	50,000	49,983,500
Govco LLC (CEP-Citibank NA) (b)	0.18%	02/12/15	57,100	57,079,159
Govco LLC (CEP-Citibank NA) (b)	0.18%	02/19/15	50,000	49,980,000
Liberty Street Funding LLC (CEP–Bank of Nova Scotia) (b)(c)	0.15%	01/07/15	31,000	30,995,221

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Asset-Backed Securities - Fully Supported Bank–(continued)

Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc.) (b)(c)	0.19%	01/14/15	$24,000	$23,994,427
Matchpoint Master Trust (CEP-BNP Paribas S.A.) (b)(c)	0.22%	02/03/15	40,000	39,984,356
Matchpoint Master Trust (CEP-BNP Paribas S.A.) (b)(c)	0.23%	12/03/14	20,000	19,999,744
Matchpoint Master Trust (CEP-BNP Paribas S.A.) (b)(c)	0.23%	12/08/14	25,000	24,998,882
Matchpoint Master Trust (CEP-BNP Paribas S.A.) (b)(c)	0.23%	12/09/14	15,000	14,999,233
Matchpoint Master Trust (CEP-BNP Paribas S.A.) (b)(c)	0.23%	02/02/15	56,400	56,377,299
Mountcliff Funding LLC (Multi-CEP’s) (b)(c)	0.18%	12/05/14	50,000	49,999,000
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.) (b)(c)	0.23%	02/03/15	25,000	24,989,778
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.) (b)(c)	0.24%	12/08/14	25,000	24,998,833
Scaldis Capital LLC (CEP–BNP Paribas Fortis) (b)(c)	0.22%	02/12/15	50,000	49,977,694
Working Capital Management Co. (CEP–Mizuho Corporate Bank Ltd.) (b)(c)	0.17%	01/12/15	30,000	29,994,050
				1,680,050,034

Asset-Backed Securities - Multi-Purpose–6.65%

CAFCO, LLC (b)	0.17%	12/08/14	24,500	24,499,190
CAFCO, LLC (b)	0.18%	02/03/15	20,000	19,993,600
Chariot Funding, LLC (b)	0.21%	12/05/14	30,000	29,999,300
Chariot Funding, LLC (b)	0.21%	12/08/14	20,000	19,999,183
Chariot Funding, LLC (b)	0.21%	12/11/14	20,000	19,998,833
Chariot Funding, LLC (b)	0.21%	12/17/14	26,000	25,997,573
Chariot Funding, LLC (b)	0.21%	01/06/15	34,000	33,992,860
Chariot Funding, LLC (b)	0.21%	03/09/15	25,000	24,985,708
Chariot Funding, LLC (b)	0.21%	04/13/15	25,000	24,980,604
Chariot Funding, LLC (b)	0.21%	04/16/15	40,000	39,968,267
Chariot Funding, LLC (b)	0.21%	05/04/15	40,000	39,964,067
Chariot Funding, LLC (b)	0.21%	02/05/15	25,000	24,990,375
CHARTA, LLC (b)	0.17%	12/18/14	25,000	24,997,993
CHARTA, LLC (b)	0.18%	12/04/14	32,100	32,099,519
CHARTA, LLC (b)	0.18%	12/29/14	30,000	29,995,800
CIESCO, LLC (b)	0.18%	12/04/14	18,000	17,999,730
CIESCO, LLC (b)	0.18%	02/06/15	45,000	44,984,925
CIESCO, LLC (b)	0.18%	02/11/15	57,500	57,479,300
CRC Funding, LLC (b)	0.18%	12/08/14	25,000	24,999,125
Jupiter Securitization Co. LLC (b)	0.21%	12/04/14	25,000	24,999,563
Jupiter Securitization Co. LLC (b)	0.21%	01/07/15	23,000	22,995,036
Jupiter Securitization Co. LLC (b)	0.21%	03/05/15	15,000	14,991,775
Jupiter Securitization Co. LLC (b)	0.21%	05/06/15	25,000	24,977,250
Jupiter Securitization Co. LLC (b)	0.21%	01/05/15	15,000	14,996,938
Jupiter Securitization Co. LLC (b)	0.21%	01/15/15	20,000	19,994,750
Nieuw Amsterdam Receivables Corp. (b)(c)	0.15%	12/04/14	22,000	21,999,725
Nieuw Amsterdam Receivables Corp. (b)(c)	0.16%	12/04/14	30,000	29,999,600
Nieuw Amsterdam Receivables Corp. (b)(c)	0.16%	12/02/14	63,000	62,999,720
Nieuw Amsterdam Receivables Corp. (b)(c)	0.17%	02/04/15	56,791	56,773,568
Nieuw Amsterdam Receivables Corp. (b)(c)	0.17%	02/06/15	69,000	68,978,169
Nieuw Amsterdam Receivables Corp. (b)(c)	0.18%	02/11/15	25,000	24,991,250
Regency Markets No. 1 LLC (b)(c)	0.14%	12/15/14	119,000	118,993,521
Regency Markets No. 1 LLC (b)(c)	0.14%	12/16/14	127,000	126,992,592
Regency Markets No. 1 LLC (b)(c)	0.14%	12/22/14	80,000	79,993,467
Versailles Commercial Paper LLC (b)(d)	0.23%	01/21/15	25,000	25,000,000
Versailles Commercial Paper LLC (b)(d)	0.23%	01/21/15	20,000	20,000,000
Versailles Commercial Paper LLC (b)(d)	0.23%	01/21/15	20,000	20,000,000
				1,341,602,876

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Consumer Finance–0.26%

Toyota Motor Credit Corp. (c)	0.22%	03/02/15	$52,000	$51,971,082

Diversified Banks–12.05%

ANZ New Zealand Int’l Ltd. (b)(c)	0.20%	01/07/15	56,200	56,188,448
Barclays Bank PLC (b)(c)(d)	0.48%	04/30/15	210,000	210,000,000
Commonwealth Bank of Australia (b)(c)	0.15%	02/24/15	85,500	85,469,719
Commonwealth Bank of Australia (b)(c)(d)	0.18%	12/17/14	70,000	70,000,000
Commonwealth Bank of Australia (b)(c)(d)	0.20%	05/19/15	76,000	76,000,000
Credit Agricole Corporate & Investment Bank (c)	0.10%	12/01/14	25,000	25,000,000
Credit Agricole Corporate & Investment Bank (c)	0.11%	12/04/14	22,000	21,999,798
Dexia Credit Local S.A. (c)	0.25%	03/09/15	70,000	69,952,361
Dexia Credit Local S.A. (c)	0.30%	04/20/15	67,000	66,921,833
JPMorgan Securities LLC (b)	0.25%	02/09/15	145,000	144,929,514
Lloyds Bank PLC (c)	0.12%	12/08/14	130,600	130,596,953
Lloyds Bank PLC (c)	0.14%	12/09/14	78,300	78,297,564
Mizuho Funding, LLC (b)(c)	0.19%	12/10/14	61,000	60,997,102
Mizuho Funding, LLC (b)(c)	0.21%	12/04/14	40,000	39,999,300
Mizuho Funding, LLC (b)(c)	0.22%	01/07/15	94,100	94,079,207
National Australia Bank Ltd. (b)(c)(d)	0.20%	05/14/15	95,000	95,000,000
National Australia Funding Delaware Inc. (b)(c)	0.19%	01/13/15	35,000	34,992,057
National Australia Funding Delaware Inc. (b)(c)	0.20%	01/06/15	29,000	28,994,345
Natixis (c)	0.11%	12/01/14	75,000	75,000,000
Natixis US Finance Co., LLC (c)	0.11%	12/01/14	103,600	103,600,000
Natixis US Finance Co., LLC (c)	0.15%	12/02/14	36,500	36,499,848
Oversea-Chinese Banking Corp. Ltd. (c)	0.17%	02/04/15	25,000	24,992,326
Oversea-Chinese Banking Corp. Ltd. (c)	0.17%	02/05/15	22,000	21,993,143
Oversea-Chinese Banking Corp. Ltd. (c)	0.19%	02/10/15	40,000	39,985,011
Oversea-Chinese Banking Corp. Ltd. (c)	0.23%	04/09/15	35,000	34,971,154
PNC Bank, N.A.	0.30%	04/30/15	22,000	22,000,000
Rabobank (USA) Financial Corp. (c)	0.21%	01/20/15	65,000	64,981,042
Standard Chartered Bank (b)(c)	0.16%	12/02/14	114,000	113,999,493
Standard Chartered Bank (b)(c)	0.21%	12/02/14	85,300	85,299,503
Standard Chartered Bank (b)(c)	0.21%	01/05/15	20,000	19,995,917
Standard Chartered Bank (b)(c)	0.21%	02/17/15	25,000	24,988,625
Standard Chartered Bank (b)(c)	0.22%	02/26/15	34,725	34,706,538
Sumitomo Mitsui Banking Corp. (b)(c)	0.20%	02/03/15	43,300	43,284,604
Sumitomo Mitsui Banking Corp. (b)(c)	0.22%	03/05/15	25,000	24,985,639
Sumitomo Mitsui Banking Corp. (b)(c)	0.25%	04/10/15	30,000	29,972,917
Sumitomo Mitsui Banking Corp. (b)(c)	0.25%	05/04/15	45,000	44,951,875
Sumitomo Mitsui Trust Bank Ltd. (b)(c)	0.12%	12/03/14	35,000	34,999,767
Sumitomo Mitsui Trust Bank Ltd. (b)(c)	0.19%	02/10/15	109,000	108,959,155
Sumitomo Mitsui Trust Bank Ltd. (b)(c)	0.20%	12/16/14	50,000	49,995,833
				2,429,580,591

Life & Health Insurance–0.42%

MetLife Short Term Funding LLC (b)	0.10%	12/12/14	55,000	54,998,319
MetLife Short Term Funding LLC (b)	0.10%	12/16/14	30,000	29,998,750
				84,997,069

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Other Diversified Financial Services–0.53%

General Electric Capital Corp.	0.19%	01/07/15	$56,200	$56,189,025
General Electric Capital Corp.	0.20%	02/04/15	51,500	51,481,403
				107,670,428

Regional Banks–3.33%

Abbey National North America LLC (c)	0.11%	12/10/14	55,000	54,998,488
Abbey National North America LLC (c)	0.12%	12/05/14	44,000	43,999,413
Abbey National North America LLC (c)	0.12%	12/18/14	49,000	48,997,223
Abbey National North America LLC (c)	0.12%	12/02/14	195,000	194,999,350
ASB Finance Ltd. (b)(c)	0.22%	03/02/15	34,000	33,981,092
Banque et Caisse d’Epargne de I’Etat (c)	0.11%	12/03/14	45,000	44,999,725
Landesbank Hessen-Thueringen Girozentrale (b)(c)	0.12%	12/19/14	40,000	39,997,600
Landesbank Hessen-Thueringen Girozentrale (b)(c)	0.14%	01/06/15	27,000	26,996,220
Macquarie Bank Ltd. (b)(c)	0.22%	01/02/15	25,000	24,995,111
Macquarie Bank Ltd. (b)(c)	0.23%	02/06/15	56,800	56,775,686
Mitsubishi UFJ Trust & Banking Corp. (b)(c)	0.19%	12/09/14	51,000	50,997,847
Mitsubishi UFJ Trust & Banking Corp. (b)(c)	0.21%	02/06/15	50,000	49,980,924
				671,718,679

Soft Drinks–1.01%

Coca-Cola Co. (The) (b)	0.17%	02/10/15	50,000	49,983,236
Coca-Cola Co. (The) (b)	0.18%	04/21/15	50,000	49,964,750
Coca-Cola Co. (The) (b)	0.20%	03/10/15	58,000	57,968,100
Coca-Cola Co. (The) (b)	0.20%	03/12/15	20,000	19,988,778
Coca-Cola Co. (The) (b)	0.21%	03/23/15	25,000	24,983,667
				202,888,531

Specialized Finance–2.21%

Caisse des Depots et Consignations (b)(c)	0.15%	12/09/14	80,000	79,997,333
Caisse des Depots et Consignations (b)(c)	0.16%	02/05/15	55,000	54,984,371
Caisse des Depots et Consignations (b)(c)	0.16%	02/18/15	97,100	97,066,973
CDP Financial Inc. (b)(c)	0.15%	12/16/14	33,000	32,997,937
CDP Financial Inc. (b)(c)	0.15%	02/03/15	37,700	37,689,947
CDP Financial Inc. (b)(c)	0.16%	01/16/15	23,000	22,995,298
CDP Financial Inc. (b)(c)	0.16%	02/17/15	31,400	31,389,115
CDP Financial Inc. (b)(c)	0.19%	12/11/14	30,000	29,998,417
CDP Financial Inc. (b)(c)	0.19%	02/02/15	39,000	38,987,032
CDP Financial Inc. (b)(c)	0.19%	03/02/15	20,000	19,990,394
				446,096,817
Total Commercial Paper (Cost $8,168,405,859)				8,168,405,859

Certificates of Deposit–28.62%

Australia & New Zealand Banking Group, Ltd. (c)	0.10%	12/01/14	802,749	802,749,377
Australia & New Zealand Banking Group, Ltd. (c)	0.17%	02/02/15	55,000	55,000,000
Bank of Montreal (c)	0.17%	12/04/14	34,000	34,000,000
Bank of Montreal (c)	0.18%	12/04/14	55,000	55,000,000
Bank of Montreal (c)	0.18%	12/10/14	43,400	43,400,000
Bank of Montreal (c)	0.18%	02/10/15	60,000	59,997,634
Bank of Montreal (c)	0.21%	02/09/15	56,700	56,700,000
Bank of Montreal (c)	0.23%	05/14/15	56,600	56,599,999
Bank of Montreal (c)(d)	0.36%	12/11/15	200,000	200,000,000
Bank of Nova Scotia (c)	0.17%	01/15/15	50,000	50,000,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit–(continued)

Bank of Nova Scotia (c)	0.20%	02/02/15	$71,200	$71,200,000
Bank of Nova Scotia (c)(d)	0.33%	01/31/19	120,100	120,100,000
Bank of Nova Scotia (c)(d)	0.34%	04/02/15	60,000	60,000,000
Bank of Nova Scotia (c)(d)	0.39%	12/11/15	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (c)	0.11%	12/01/14	40,000	40,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (c)	0.19%	02/17/15	69,000	69,000,000
Barclays Bank PLC (c)(d)	0.15%	06/17/15	450,000	450,000,000
BNY Mellon Ltd.	0.07%	12/01/14	300,000	300,000,000
Citibank N.A.	0.18%	02/09/15	56,900	56,900,000
Credit Agricole Corporate & Investment Bank (c)(d)	0.34%	02/23/15	2,000	2,000,000
Credit Industriel et Commercial (c)	0.12%	12/01/14	47,500	47,500,000
Credit Industriel et Commercial (c)	0.13%	12/03/14	79,750	79,750,000
DNB Bank ASA (c)	0.09%	12/01/14	176,200	176,200,000
DNB Bank ASA (c)	0.16%	01/14/15	30,500	30,500,000
Mitsubishi UFJ Trust & Banking Corp. (c)	0.20%	12/03/14	100,000	100,000,000
Mitsubishi UFJ Trust & Banking Corp. (c)	0.20%	12/05/14	13,100	13,100,000
Mizuho Bank Ltd. (c)	0.20%	01/14/15	27,000	27,000,000
Mizuho Bank Ltd. (c)	0.20%	02/03/15	58,400	58,400,000
Mizuho Bank Ltd. (c)	0.21%	12/11/14	50,800	50,800,000
Mizuho Bank Ltd. (c)	0.21%	03/09/15	35,000	35,000,000
Natixis (c)	0.07%	12/01/14	50,000	50,000,000
Natixis (c)(d)	0.27%	06/25/15	299,000	299,000,000
Nordea Bank Finland PLC (c)	0.15%	12/02/14	57,500	57,499,992
Nordea Bank Finland PLC (c)	0.15%	12/08/14	44,300	44,300,000
Nordea Bank Finland PLC (c)	0.15%	01/05/15	45,000	45,000,000
Norinchukin Bank (The) (c)	0.20%	01/13/15	41,900	41,900,000
Norinchukin Bank (The) (c)	0.20%	01/13/15	55,600	55,600,000
Norinchukin Bank (The) (c)	0.21%	12/17/14	22,000	22,000,000
Norinchukin Bank (The) (c)	0.26%	01/06/15	56,200	56,200,000
Norinchukin Bank (The) (c)	0.26%	02/02/15	42,000	42,000,000
Oversea-Chinese Banking Corp. Ltd. (c)	0.17%	01/06/15	41,900	41,900,000
Oversea-Chinese Banking Corp. Ltd. (c)	0.17%	02/03/15	58,500	58,500,000
Oversea-Chinese Banking Corp. Ltd. (c)	0.17%	02/06/15	29,000	29,000,000
Oversea-Chinese Banking Corp. Ltd. (c)	0.17%	02/12/15	44,800	44,800,000
Oversea-Chinese Banking Corp. Ltd. (c)	0.17%	02/13/15	45,000	44,999,075
Oversea-Chinese Banking Corp. Ltd. (c)	0.18%	01/05/15	30,000	30,000,000
Royal Bank of Canada (c)(d)	0.35%	12/04/15	300,000	300,000,000
Skandinaviska Enskilda Banken AB (c)	0.09%	12/01/14	292,600	292,600,000
Standard Chartered Bank (c)	0.22%	12/29/14	29,000	29,000,225
Sumitomo Mitsui Banking Corp. (c)	0.20%	01/06/15	100,000	100,000,000
Sumitomo Mitsui Banking Corp. (c)	0.21%	12/01/14	35,000	35,000,000
Sumitomo Mitsui Banking Corp. (c)	0.21%	12/02/14	43,000	43,000,000
Sumitomo Mitsui Banking Corp. (c)	0.22%	03/12/15	50,000	50,000,000
Swedbank AB (c)	0.09%	12/01/14	55,000	55,000,000
Swedbank AB (c)	0.09%	12/03/14	60,000	60,000,000
Toronto-Dominion Bank (The) (c)	0.15%	12/18/14	130,000	130,000,000
Toronto-Dominion Bank (The) (c)	0.17%	01/08/15	46,200	46,200,000
Toronto-Dominion Bank (The) (c)	0.19%	01/12/15	145,000	145,000,000
Toronto-Dominion Bank (The) (c)	0.19%	04/13/15	25,000	25,000,000
Toronto-Dominion Bank (The) (c)	0.19%	05/11/15	44,000	44,000,000
Wells Fargo Bank, N.A.	0.21%	12/02/14	153,000	153,000,000
Total Certificates of Deposit (Cost $5,771,396,302)				5,771,396,302

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Variable Rate Demand Notes–7.98%(e)

Credit Enhanced–7.94%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.15%	06/01/29	$665	$665,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 1999 A, VRD IDR (LOC-Wells Fargo Bank, N.A.) (f)	0.16%	09/01/19	1,000	1,000,000
Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP-FHLMC)	0.04%	03/01/35	13,185	13,185,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.15%	10/01/33	7,035	7,035,000
Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP-FNMA)	0.05%	10/15/32	3,350	3,350,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	12/01/28	1,000	1,000,000
Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.04%	12/15/34	3,355	3,355,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC-PNC Bank, N.A.) (f)	0.04%	06/01/37	34,385	34,385,000
Broward (County of), Florida Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP-FHLMC)	0.05%	12/01/29	6,930	6,930,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC-PNC Bank, N.A.) (f)	0.04%	07/01/39	23,800	23,800,000
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.) (f)	0.04%	06/01/35	5,975	5,975,000
Calcasieu (Parish of), Louisiana Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC-Bank of America, N.A.) (f)	0.06%	12/01/27	2,000	2,000,000
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.03%	11/01/38	3,800	3,800,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.03%	07/01/41	41,800	41,800,000
California (State of); Series 2004 B3, VRD Unlimited Tax GO Bonds (LOC-Citibank N.A.) (f)	0.02%	05/01/34	4,000	4,000,000
Subseries 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC-Barclays Bank PLC) (c)(f)	0.03%	05/01/40	30,000	30,000,000
California Infrastructure & Economic Development Bank; Series 2009 C, Pacific Gas & Electric Co., Ref. VRD RB (LOC-Sumitomo Mitsui Banking) (c)(f)	0.03%	12/01/16	15,000	15,000,000
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC-National Australia Bank Ltd.) (c)(f)	0.02%	12/31/47	2,600	2,600,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.15%	07/01/38	805	805,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC-U.S. Bank, N.A.) (f)	0.03%	09/01/33	23,135	23,135,000
Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)	0.04%	06/15/31	2,685	2,685,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)	0.04%	06/15/31	2,010	2,010,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.) (f)	0.05%	11/01/40	4,045	4,045,000
Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.04%	12/01/32	2,460	2,460,000
Chicago (City of), Illinois (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC-Royal Bank of Canada, N.A.) (c)(f)	0.03%	01/01/37	5,000	5,000,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System); Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.03%	06/01/37	13,700	13,700,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System); Series 2008 C, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.04%	06/01/37	$25,800	$25,800,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC-PNC Bank, N.A.) (f)	0.04%	01/01/33	24,575	24,575,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.03%	11/01/38	6,565	6,565,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC-U.S. Bank, N.A.) (f)	0.03%	06/01/15	675	675,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.) (f)	0.04%	03/01/34	7,400	7,400,000
Coon Rapids (City of), Minnesota (The Health Central System); Series 1985, VRD Hospital RB (LOC-Wells Fargo Bank, N.A.) (f)	0.06%	08/01/15	700	700,000
Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.); Series 2009 A, VRD RB (LOC-PNC Bank, N.A.) (f)	0.04%	08/01/42	16,815	16,815,000
Series 2009 B, VRD Economic Development RB (LOC-PNC Bank, N.A.) (f)	0.04%	08/01/39	6,630	6,630,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.) (f)	0.04%	11/01/30	25,880	25,880,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP-FNMA)	0.03%	06/15/25	6,640	6,640,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.) (f)	0.04%	04/01/38	8,500	8,500,000
Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC-U.S. Bank, N.A.) (f)	0.04%	08/15/32	5,000	5,000,000
Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP-FHLMC)	0.04%	10/01/32	2,475	2,475,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP-FHLMC)	0.06%	07/01/37	3,300	3,300,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.) (f)	0.04%	11/01/24	6,500	6,500,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.04%	03/01/30	40,225	40,225,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.) (f)	0.04%	06/01/37	12,730	12,730,000
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP-FHLMC)	0.03%	11/01/32	3,100	3,100,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP-FNMA)	0.04%	11/15/35	10,990	10,990,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.05%	05/15/31	3,380	3,380,000
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC-PNC Bank, N.A.) (f)	0.05%	07/01/33	11,115	11,115,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC-U.S. Bank, N.A.) (f)	0.05%	12/01/21	2,200	2,200,000
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (f)	0.04%	06/01/23	4,965	4,965,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC-U.S. Bank, N.A.) (f)	0.05%	06/01/19	1,830	1,830,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.) (f)	0.04%	06/01/27	9,000	9,000,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC-U.S. Bank, N.A.) (f)	0.04%	11/01/25	4,300	4,300,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (f)	0.04%	03/01/30	1,100	1,100,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.) (f)	0.04%	01/01/38	3,785	3,785,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC-PNC Bank, N.A.) (f)	0.04%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC-BMO Harris N.A.) (f)	0.05%	02/01/42	12,400	12,400,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC-FHLB of Chicago) (f)	0.04%	06/01/40	$800	$800,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	01/01/16	4,815	4,815,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.04%	08/01/28	1,200	1,200,000
Series 2005 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.04%	08/01/35	4,860	4,860,000
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2009 B, VRD RB (LOC-PNC Bank, N.A.) (f)	0.04%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.04%	11/15/37	6,000	6,000,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (b)(f)	0.06%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (St. Ignatius College Prep); Series 2002, VRD RB (LOC-PNC Bank, N.A.) (f)	0.05%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (The Carle Foundation); Series 2009 B, VRD RB (LOC-Northern Trust Co.) (f)	0.03%	02/15/33	10,625	10,625,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co.) (f)	0.05%	01/01/37	5,820	5,820,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC-U.S. Bank, N.A.) (f)	0.11%	05/01/42	2,540	2,540,000
Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC-PNC Bank, N.A.) (f)	0.05%	08/01/21	13,160	13,160,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.03%	02/01/24	1,000	1,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC-BMO Harris N.A.) (f)	0.04%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC-Wells Fargo Bank N.A.) (f)	0.04%	09/01/48	6,000	6,000,000
Series 2008 I, Ref. VRD Health System RB (LOC-Wells Fargo Bank N.A.) (f)	0.05%	11/01/37	18,150	18,150,000
Series 2008 J, Ref. VRD Health System RB (LOC-Wells Fargo Bank, N.A.) (f)	0.04%	11/01/37	5,600	5,600,000
Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.05%	10/15/32	3,970	3,970,000
Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP-FHLMC)	0.04%	07/01/30	4,850	4,850,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA) (b)	0.04%	03/01/31	6,700	6,700,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC-JPMorgan Chase Bank, N.A.) (b)(f)	0.08%	09/01/21	2,500	2,500,000
Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC-U.S. Bank, N.A.) (f)	0.04%	06/01/31	900	900,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC-PNC Bank, N.A.) (f)	0.04%	12/01/39	11,100	11,100,000
Lima (Town of),Wisconsin (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC-FHLB of Chicago) (f)	0.04%	10/01/42	5,040	5,040,000
Lincoln (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.) (f)	0.06%	11/01/24	6,300	6,300,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (f)	0.04%	03/01/38	14,915	14,915,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.) (f)	0.05%	09/01/28	7,135	7,135,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC-PNC Bank, N.A.) (f)	0.05%	11/01/26	3,765	3,765,000
Marion (County of), Oregon Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.09%	07/01/27	1,630	1,630,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (f)	0.04%	07/01/33	3,535	3,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.04%	04/01/35	7,500	7,500,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC-TD Bank N.A) (f)	0.04%	07/01/41	$9,450	$9,450,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.) (f)	0.04%	10/01/38	2,385	2,385,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC-TD Bank, N.A.) (f)	0.05%	07/01/38	7,720	7,720,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-1, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	10/15/30	600	600,000
Series 2008 B-2, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	10/15/30	7,700	7,700,000
Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	10/15/38	19,191	19,191,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC-U.S. Bank, N.A.) (f)	0.04%	09/01/40	5,515	5,515,000
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.05%	04/01/37	10,000	10,000,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC-Royal Bank of Canada, N.A.) (c)(f)	0.05%	08/01/47	40,000	40,000,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA)	0.06%	12/15/29	5,000	5,000,000
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR	0.05%	12/01/30	1,000	1,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.04%	04/01/37	12,300	12,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.04%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.05%	10/01/33	10,000	10,000,000
Mobile (City of), Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC-National Australia Bank Ltd.) (b)(c)(f)	0.04%	05/01/41	2,700	2,700,000
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC-JPMorgan Chase Bank, N.A.) (f)	0.03%	01/01/36	52,500	52,500,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP-FNMA)	0.04%	08/15/31	4,775	4,775,000
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds Bank PLC) (c)(f)	0.05%	07/01/38	19,060	19,060,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.04%	07/15/36	7,575	7,574,678
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.05%	02/15/34	425	424,821
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC-PNC Bank, N.A.) (f)	0.04%	12/01/24	2,575	2,575,000
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC-TD Bank, N.A.) (f)	0.04%	10/01/33	7,200	7,200,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.) (f)	0.04%	09/01/37	2,100	2,100,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC-TD Bank, N.A.) (f)	0.04%	07/01/38	3,540	3,540,000
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC-PNC Bank, N.A.) (f)	0.05%	02/01/28	700	700,000
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC-HSBC Bank USA N.A.) (c)(f)	0.04%	11/01/36	8,330	8,330,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP-FHLMC)	0.05%	11/01/44	8,000	8,000,000
New York (State of) Housing Finance Agency (Gotham West Housing); Series 2012 A-1, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.05%	05/01/45	17,500	17,500,000
New York (State of) Housing Finance Agency (Maestro West Chelsea Housing); Series 2013 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.05%	11/01/47	1,000	1,000,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2012 A, VRD RB (LOC-FHLMC) (f)	0.04%	11/01/41	11,700	11,700,000
New York (State of) Housing Finance Agency (Related West 29th Street Housing); Series 2012 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.04%	05/01/45	10,000	10,000,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

New York (State of) Housing Finance Agency (600 West 42nd Street Housing); Series 2009 A, VRD RB (CEP-FNMA)	0.06%	05/15/41	$22,500	$22,500,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC-TD Bank, N.A.) (f)	0.04%	12/01/29	45,410	45,410,000
Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundation); Series 2006, VRD Educational Facs RB (LOC-Wells Fargo Bank, N.A.) (f)	0.04%	08/01/36	1,810	1,810,000
Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (f)	0.15%	12/01/27	6,000	6,000,000
Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC-PNC Bank, N.A.) (f)	0.04%	12/01/31	24,685	24,685,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC-FHLB of Chicago) (f)	0.03%	09/01/36	3,665	3,665,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.03%	08/01/34	72,000	72,000,000
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (Sacred Heart Medical Center Foundation); Series 1998 A, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.03%	11/01/28	2,375	2,375,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP-FNMA)	0.09%	10/15/38	9,000	9,000,000
Orlando & Orange (Counties of), Florida Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC-Bank of Montreal) (c)(f)	0.04%	07/01/40	18,500	18,500,000
Palm Beach (County of), Florida Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP-FHLMC) (b)	0.06%	12/01/32	5,095	5,095,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC-PNC Bank, N.A.) (f)	0.06%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC-PNC Bank, N.A.) (f)	0.13%	08/01/35	1,100	1,100,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University) Series 2002 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.04%	05/01/32	30,520	30,520,000
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.03%	02/01/34	6,960	6,960,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.) (f)	0.04%	12/01/24	5,235	5,235,000
Pueblo (County of), Colorado (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC-U.S. Bank, N.A.) (f)	0.04%	12/01/23	1,825	1,825,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.) (f)	0.05%	06/01/39	1,085	1,085,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC-FHLB of Indianapolis) (f)	0.20%	07/01/40	2,110	2,110,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.04%	04/01/26	4,030	4,030,000
Shelby (County of), Tennessee Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP-FNMA)	0.05%	12/15/42	500	500,000
South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP-FNMA)	0.05%	11/15/35	7,565	7,565,000
South Carolina (State of) Jobs-Economic Development Authority (Heathwood Hall Episcopal School); Series 2001, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.04%	08/01/29	1,200	1,200,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.04%	03/01/28	3,352	3,352,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)	0.06%	06/01/41	12,190	12,190,000
Southfield (City of), Michigan Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.04%	02/01/35	3,915	3,915,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.04%	04/15/27	5,600	5,600,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC-General Electric Capital Corp.) (b)(f)	0.14%	10/01/21	200	200,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC-Bank of Montreal) (c)(f)	0.05%	11/15/43	3,300	3,300,000
St. Louis (City of), Missouri Industrial Development Authority (St. Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC-U.S. Bank, N.A.) (f)	0.04%	12/01/40	150	150,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.03%	04/15/27	$4,970	$4,970,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP-FNMA) (b)	0.09%	09/15/36	4,575	4,575,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP-FHLMC)	0.04%	05/01/42	13,370	13,370,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.03%	07/01/33	16,900	16,900,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)	0.07%	07/01/41	12,325	12,325,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.03%	01/15/22	8,120	8,120,000
University of Texas System Board of Regents; Series 2008 B, Financing System RB	0.03%	08/01/25	20,180	20,180,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC-Bank of Montreal) (c)(f)	0.05%	09/01/32	2,600	2,600,000
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC-TD Bank, N.A.) (f)	0.05%	10/01/34	800	800,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC-TD Bank, N.A.) (f)	0.04%	09/01/38	14,900	14,900,000
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.) (f)	0.04%	12/01/38	32,500	32,500,000
Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.05%	10/15/32	750	750,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC-Wells Fargo Bank, N.A.) (f)	0.06%	06/01/18	10,000	10,000,000
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP-FNMA)	0.06%	06/15/35	5,350	5,350,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP-FNMA)	0.08%	07/15/32	6,600	6,600,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP-FHLMC)	0.08%	07/01/25	8,300	8,300,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP-FNMA)	0.07%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.04%	09/15/20	4,565	4,565,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC-U.S. Bank, N.A.) (f)	0.04%	05/01/28	3,425	3,425,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC-PNC Bank, N.A.) (f)	0.05%	07/01/27	10,235	10,235,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (f)	0.05%	07/01/38	2,200	2,200,000
Series 2008 B, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (f)	0.05%	12/01/38	220	220,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.04%	08/15/34	27,200	27,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.05%	06/01/37	1,990	1,990,000
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc. Obligated Group); Series 2012 E, Ref. VRD RB (LOC-Bank of Montreal) (c)(f)	0.05%	08/01/40	10,500	10,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.03%	12/01/36	9,800	9,800,000
Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.04%	12/01/36	11,000	11,000,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.04%	08/01/30	5,400	5,400,000
				1,599,907,499

Other Variable Rate Demand Notes–0.04%

Federal Home Loan Mortgage Corp. Series M028 A, VRD Multifamily Ctfs.	0.06%	09/15/24	8,595	8,595,000
Total Variable Rate Demand Notes (Cost $1,608,502,499)				1,608,502,499

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Other Bonds & Notes–4.62%

Barclays Bank PLC, Sec. Floating Rate Medium-Term Global Notes (b)(c)(d)	0.48%	03/13/15	$60,800	$60,800,000
Sec. Floating Rate Notes (b)(c)(d)	0.49%	07/01/15	39,500	39,500,000
General Electric Capital Corp. Sr. Unsec. Global Notes	2.15%	01/09/15	25,457	25,507,886
National Australia Bank Sr. Unsec. Medium-Term Global Notes (c)	2.00%	03/09/15	30,000	30,145,320
Royal Bank of Canada, Sr. Unsec. Floating Rate Notes (b)(c)(d)	0.39%	12/01/15	200,000	200,000,000
Wells Fargo Bank, N.A., Unsec. Floating Rate Medium-Term Notes (d)	0.35%	12/18/15	225,000	225,000,000
Sr. Unsec. Floating Rate Medium-Term Notes (d)	0.33%	12/18/15	200,000	200,000,000
Westpac Banking Corp. Sr. Unsec. Medium-Term Notes (b)(c)(d)	0.45%	12/07/15	150,000	150,000,000
Total Other Bonds and Notes (Cost $930,953,206)				930,953,206
TOTAL INVESTMENTS (excluding Repurchase Agreements)–81.72% (Cost $16,479,257,866)				16,479,257,866

			Repurchase Amount

Repurchase Agreements–18.25%(g)

BNP Paribas Securities Corp., Joint agreement dated 11/28/14, aggregate maturing value of $500,003,750 (collateralized by U.S. Treasury obligations valued at $510,000,076; 0%-2.63%, 12/26/14-08/15/20)	0.09%	12/01/14	52,570,638	52,570,243
Credit Agricole Corp. & Investment Bank, Joint agreement dated 11/28/14, aggregate maturing value of $400,003,333 (collateralized by Agency Mortgage-backed securities & U.S. Treasury obligations valued at $408,000,064; 0.25%-3.50%, 02/29/16-02/01/43)	0.10%	12/01/14	280,002,333	280,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 11/28/14, aggregate maturing value of $750,005,000 (collateralized by U.S. Treasury obligations valued at $765,000,027; 0.13%-2.13%, 07/15/15-02/15/44)	0.08%	12/01/14	79,530,663	79,530,133
Credit Suisse Securities (USA) LLC, Open agreement dated 04/25/13 (collateralized by Agency Mortgage-backed securities & Sovereign debt valued at $355,824,748; 0%-51.12%, 01/22/15-12/25/44) (c)(d)(h)	0.60%	—	—	340,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 11/26/14, maturing value of $255,013,125 (collateralized by Agency Mortgage-backed securities valued at $229,500,297; 0.03%-99.99%, 10/25/18-12/25/44) (c)(i)	0.30%	12/03/14	225,013,125	225,000,000
HSBC Securities (USA) Inc., Joint agreement dated 11/28/14, aggregate maturing value of $500,002,917 (collateralized by U.S. Treasury obligations valued at $510,004,790; 0.25%-3.63%, 01/31/15-11/15/24)	0.07%	12/01/14	145,746,613	145,745,763
Merrill Lynch Pierce Fenner & Smith, Inc., Open agreement dated 11/26/14 (collateralized by Domestic & Foreign Non-Agency Asset-backed securities, Non-Agency Mortgage-backed securities, Domestic & Foreign Corporate obligations & Sovereign debt valued at $404,140,547; 0%-11.95%, 09/20/15-05/30/57) (d)(h)	0.50%	—	—	368,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 11/28/14, maturing value of $320,171,111 (collateralized by Domestic and Foreign Non-Agency Asset-backed securities, Non-Agency Mortgage-backed securities, Domestic and Foreign Corporate obligations, Municipal obligations & Sovereign debt valued at $350,724,934; 0%-13.63%, 09/20/15-06/25/58) (d)	0.55%	01/02/15	320,171,111	320,000,000
Mitsubishi UFJ Securities (USA) Inc., Term agreement dated 11/24/14, maturing value of $70,002,586 (collateralized by Domestic and Foreign Corporate obligations & Municipal obligations valued at $73,487,227; 2.25%-8.00%, 05/15/15-06/01/43) (c)(i)	0.19%	12/01/14	70,002,586	70,000,000
Mitsubishi UFJ Securities (USA) Inc., Term agreement dated 11/04/14, maturing value of $50,010,000 (collateralized by Domestic Non-Agency Asset-backed securities, Domestic and Foreign Corporate obligations & Municipal obligations valued at $53,502,101; 0%-8.60%, 01/15/15-08/15/44) (c)(i)	0.24%	12/04/14	50,010,000	50,000,000
Mitsubishi UFJ Securities (USA) Inc., Term agreement dated 11/13/14, maturing value of $200,038,667 (collateralized by Domestic Non-Agency Asset-backed securities, Domestic and Foreign Corporate obligations, Sovereign debt & Municipal obligations valued at $208,673,673; 0%-9.25%, 09/15/15-11/01/42) (c)(i)	0.24%	12/12/14	200,038,667	200,000,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Mitsubishi UFJ Securities (USA) Inc., Term agreement dated 11/17/14, maturing value of $50,010,000 (collateralized by Domestic Non-Agency Asset-backed securities, Domestic and Foreign Corporate obligations, Sovereign debt & Municipal obligations valued at $51,806,655; 0%-8.88%, 12/22/14-08/01/44) (c)(i)	0.24%	12/17/14	$50,010,000	$50,000,000
Mitsubishi UFJ Securities (USA) Inc., Term agreement dated 11/19/14, maturing value of $70,014,000 (collateralized by Domestic Corporate obligations & Sovereign Debt valued at $71,400,349; 2.50%-4.95%, 05/18/16-10/01/41) (c)(i)	0.24%	12/19/14	70,014,000	70,000,000
RBC Capital Markets Corp., Term agreement dated 09/10/14, maturing value of $105,068,250 (collateralized by Domestic and Foreign Corporate obligations valued at $110,250,000; 0%-9.25%, 09/15/15-08/01/44) (c)(i)	0.26%	12/09/14	105,068,250	105,000,000
RBC Capital Markets Corp., Joint Term agreement dated 11/26/14, aggregate maturing value of $500,004,167 (collateralized by U.S. Treasury obligations valued at $510,000,067; 0%-9.00%, 12/26/14-05/15/44) (i)	0.06%	12/01/14	200,001,667	200,000,000
RBC Capital Markets Corp., Joint Term agreement dated 11/26/14, aggregate maturing value of $500,006,944 (collateralized by Agency Mortgage-backed securities valued at $510,000,001; 1.00%-5.00%, 09/27/17-11/20/44) (i)	0.10%	12/01/14	100,001,389	100,000,000
RBC Capital Markets Corp., Joint Term agreement dated 10/30/14, aggregate maturing value of $200,040,000 (collateralized by Agency Mortgage-backed securities valued at $204,000,001; 2.00%-5.00%, 07/15/27-11/20/44) (i)	0.08%	01/28/15	50,010,000	50,000,000
RBC Capital Markets Corp., Term agreement dated 09/18/14, maturing value of $150,090,000 (collateralized by Domestic and Foreign Corporate obligations valued at $157,500,006; 0%-7.00%, 02/03/15-11/02/43) (c)	0.24%	12/17/14	150,090,000	150,000,000
RBC Capital Markets Corp., Term agreement dated 10/06/14, maturing value of $100,068,250 (collateralized by Agency Mortgage-backed securities valued at $102,000,001; 0.55%-32.14%, 05/15/27-11/20/44) (c)(i)	0.27%	01/05/15	100,068,250	100,000,000
Societe Generale, Joint Term agreement dated 11/26/14, aggregate maturing value of $500,005,556 (collateralized by U.S. Treasury obligations valued at $510,000,119; 0.63%-5.38%, 07/31/18-11/15/44) (i)	0.08%	12/01/14	150,001,667	150,000,000
Wells Fargo Securities, LLC, Joint Term agreement dated 11/26/14, aggregate maturing value of $325,003,160 (collateralized by U.S. Treasury obligations valued at $331,500,001; 0%-9.88%, 04/15/15-01/15/24) (i)	0.07%	12/01/14	225,002,188	225,000,000
Wells Fargo Securities, LLC, Joint Term agreement dated 11/26/14, aggregate maturing value of $600,006,667 (collateralized by U.S. Treasury obligations & Agency Mortgage-backed securities valued at $612,000,001; 0.09%-7.00%, 04/30/16-12/01/44) (i)	0.08%	12/01/14	248,278,099	248,275,340
Wells Fargo Securities, LLC, Term agreement dated 09/04/14, maturing value of $100,126,389 (collateralized by Agency Mortgage-backed securities & Commercial paper valued at $103,358,774; 0%-2.51%, 12/01/14-11/25/22) (i)	0.50%	12/04/14	100,126,389	100,000,000
Total Repurchase Agreements (Cost $3,679,121,479)				3,679,121,479
TOTAL INVESTMENTS(j)(k)–99.97% (Cost $20,158,379,345)				20,158,379,345
OTHER ASSETS LESS LIABILITIES–0.03%				5,304,468
NET ASSETS–100.00%				$20,163,683,813

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

Investment Abbreviations:

CEP	—Credit Enhancement Provider
Ctfs.	—Certificates
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GO	—General Obligation
Gtd.	—Guaranteed
IDR	—Industrial Development Revenue Bonds
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue Bonds
RB	—Revenue Bonds
Ref.	—Refunding
Sec.	—Secured
Sr.	—Senior
Unsec.	—Unsecured
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2014 was $6,848,708,942 which represented 33.97% of the Fund’s Net Assets.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 12.3%; Japan: 11.1%; United Kingdom: 11.0%; Australia: 8.0%; France: 6.9% other countries less than 5% each: 11.7%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2014.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2014.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Principal amount equals value at period end. See Note 1D.

(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(j)	Also represents cost for federal income tax purposes.

(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

November 30, 2014

(Unaudited)

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–50.24%(a)

Asset-Backed Securities - Consumer Receivables–2.67%

Barton Capital LLC (b)	0.13%	12/08/14	$25,000	$24,999,368
Barton Capital LLC (b)(c)	0.16%	02/18/15	31,000	31,000,000
Barton Capital LLC (b)(c)	0.19%	06/29/15	20,000	20,000,000
				75,999,368

Asset-Backed Securities - Fully Supported–0.88%

Kells Funding LLC (CEP-FMS Wertmanagement) (b)(c)(d)	0.24%	01/09/15	25,000	25,002,771

Asset-Backed Securities - Fully Supported Bank–16.05%

Atlantic Asset Securitization LLC (CEP-Credit Agricole Corporate & Investment Bank) (b)(d)	0.10%	12/03/14	25,000	24,999,861
Atlantic Asset Securitization LLC (CEP-Credit Agricole Corporate & Investment Bank) (b)(d)	0.14%	12/17/14	15,000	14,999,067
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC) (b)(d)	0.13%	12/03/14	30,000	29,999,784
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC) (b)(d)	0.13%	12/04/14	25,000	24,999,729
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC) (b)(d)	0.13%	12/17/14	22,000	21,998,729
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC) (b)(d)	0.14%	12/03/14	10,000	9,999,922
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC) (b)(d)	0.14%	12/10/14	7,000	6,999,755
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Chase & Co.) (b)	0.18%	01/23/15	43,700	43,688,420
Govco LLC (CEP-Citibank NA) (b)	0.16%	01/15/15	11,000	10,997,800
Institutional Secured Funding LLC (Multi-CEP’s) (b)(d)	0.29%	12/10/14	25,000	24,998,187
Manhattan Asset Funding Co. LLC (CEP-Sumitomo Mitsui Financial Group Inc.) (b)(d)	0.14%	12/01/14	20,000	20,000,000
Manhattan Asset Funding Co. LLC (CEP-Sumitomo Mitsui Financial Group Inc.) (b)(d)	0.18%	01/13/15	12,000	11,997,420
Mountcliff Funding LLC (Multi CEP’s) (b)(d)	0.18%	12/10/14	50,000	49,997,750
Victory Receivables Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ Ltd.) (b)(d)	0.16%	01/07/15	20,000	19,996,711
Victory Receivables Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ Ltd.) (b)(d)	0.17%	01/07/15	19,000	18,996,680
Working Capital Management Co. (CEP-Mizuho Corporate Bank Ltd.) (b)(d)	0.17%	12/01/14	10,000	10,000,000
Working Capital Management Co. (CEP-Mizuho Corporate Bank Ltd.) (b)(d)	0.17%	01/06/15	84,250	84,235,678
Working Capital Management Co. (CEP-Mizuho Corporate Bank Ltd.) (b)(d)	0.17%	01/13/15	27,750	27,744,365
				456,649,858

Asset-Backed Securities - Multi-Purpose–9.42%

CHARTA, LLC (b)	0.12%	12/19/14	50,000	49,997,000
Regency Markets No. 1 LLC (b)(d)	0.14%	12/15/14	20,000	19,998,911
Regency Markets No. 1 LLC (b)(d)	0.14%	12/16/14	15,000	14,999,125
Regency Markets No. 1 LLC (b)(d)	0.14%	12/22/14	90,000	89,992,650
Regency Markets No. 1 LLC (b)(d)	0.15%	12/22/14	12,876	12,874,874
Versailles Commercial Paper LLC (b)(c)	0.23%	01/21/15	30,000	30,000,000
Versailles Commercial Paper LLC (b)(c)	0.23%	04/01/15	50,000	50,000,000
				267,862,560

Diversified Banks–7.52%

Credit Agricole Corporate & Investment Bank (d)	0.10%	12/01/14	25,000	25,000,000
Credit Agricole Corporate & Investment Bank (d)	0.11%	12/04/14	40,000	39,999,633
Lloyds Bank PLC (d)	0.12%	12/08/14	19,000	18,999,557
Lloyds Bank PLC (d)	0.14%	12/09/14	10,000	9,999,689
Natixis (d)	0.11%	12/01/14	20,000	20,000,000
Natixis US Finance Co., LLC (d)	0.11%	12/01/14	15,000	15,000,000
Sumitomo Mitsui Trust Bank Ltd. (b)(d)	0.12%	12/03/14	20,000	19,999,867
Sumitomo Mitsui Trust Bank Ltd. (b)(d)	0.12%	12/24/14	65,000	64,995,016
				213,993,762

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Life & Health Insurance–4.39%
MetLife Short Term Funding LLC (b)	0.10%	12/05/14	$59,647	$59,646,337
MetLife Short Term Funding LLC (b)	0.10%	12/12/14	25,000	24,999,236
MetLife Short Term Funding LLC (b)	0.11%	12/16/14	40,150	40,148,160
				124,793,733

Regional Banks–7.73%
Abbey National North America LLC (d)	0.11%	12/08/14	13,000	12,999,722
Abbey National North America LLC (d)	0.11%	12/10/14	10,000	9,999,725
Abbey National North America LLC (d)	0.12%	12/02/14	40,000	39,999,867
Abbey National North America LLC (d)	0.12%	12/05/14	6,000	5,999,920
Abbey National North America LLC (d)	0.12%	12/18/14	45,000	44,997,450
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (d)	0.11%	12/01/14	12,000	12,000,000
Banque et Caisse d’Epargne de I’Etat (d)	0.11%	12/03/14	19,000	18,999,884
Landesbank Hessen-Thueringen Girozentrale (b)(d)	0.14%	01/09/15	25,000	24,996,208
Landesbank Hessen-Thueringen Girozentrale (b)(d)	0.12%	12/19/14	50,000	49,997,000
				219,989,776

Specialized Finance–1.58%
Caisse des Depots et Consignations (b)(d)	0.12%	01/02/15	35,000	34,996,267
Siemens Capital Co. LLC (b)(d)	0.11%	12/15/14	10,000	9,999,572
				44,995,839
Total Commercial Paper (Cost $1,429,287,667)				1,429,287,667

Certificates of Deposit–13.75%
Bank of Montreal (d)	0.21%	01/12/15	20,000	20,001,630
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (d)	0.11%	12/01/14	25,000	25,000,000
Barclays Bank PLC (c)(d)	0.15%	03/11/15	60,000	60,000,000
Credit Industriel et Commercial (d)	0.12%	12/01/14	40,000	40,000,000
Credit Industriel et Commercial (d)	0.12%	12/05/14	21,000	21,000,000
Credit Industriel et Commercial (d)	0.13%	12/03/14	25,000	25,000,000
DNB Bank ASA (d)	0.09%	12/01/14	50,000	50,000,000
Norinchukin Bank (The) (d)	0.21%	12/01/14	20,000	20,000,000
Skandinaviska Enskilda Banken AB (d)	0.09%	12/01/14	25,000	25,000,000
Sumitomo Mitsui Trust Bank Ltd. (d)	0.13%	12/03/14	30,000	30,000,000
Swedbank AB (d)	0.09%	12/03/14	75,000	75,000,000
Total Certificates of Deposit (Cost $391,001,630)				391,001,630

Variable Rate Demand Notes–12.22%(e)

Credit Enhanced–12.22%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.15%	06/01/29	2,250	2,250,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC-PNC Bank, N.A.) (b)(f)	0.06%	10/01/25	2,890	2,890,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	12/01/28	2,400	2,400,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.) (f)	0.05%	11/01/40	5,815	5,815,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC-PNC Bank, N.A.) (f)	0.04%	01/01/33	2,015	2,015,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.05%	06/01/37	5,000	5,000,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.) (f)	0.04%	03/01/34	1,100	1,100,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD Hotel Tax RB (LOC-PNC Bank, N. A.) (f)	0.05%	11/01/30	580	580,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.) (f)	0.04%	04/01/38	26,415	26,415,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (f)	0.04%	03/01/30	1,800	1,800,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC-PNC Bank, N.A.) (f)	0.04%	04/01/38	$8,600	$8,600,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	01/01/16	5,795	5,795,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.04%	08/01/28	10,960	10,960,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.03%	02/01/24	5,700	5,700,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC-Wells Fargo Bank N.A.) (f)	0.04%	09/01/48	5,000	5,000,000
Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.05%	07/15/33	3,830	3,830,000
Jets Stadium Development, LLC; Series 2007A-4, Project RB (LOC-Sumitomo Mitsui Banking Corp.) (d)(f)	0.10%	04/01/47	50,000	50,000,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.) (f)	0.04%	10/01/38	3,900	3,900,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	10/15/38	16,399	16,399,000
Minneapolis (City of) & St. Paul (City of), Minnesota Housing & Redevelopment Authority (Allina Health System); Series 2009 C, Ref. VRD Health Care RB (LOC-Wells Fargo Bank, N.A.) (f)	0.04%	11/15/35	2,500	2,500,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC-PNC Bank, N.A.) (f)	0.06%	06/01/35	5,285	5,285,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.05%	02/15/34	3,695	3,695,000
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.04%	01/01/24	26,000	26,000,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC-TD Bank, N.A.) (f)	0.04%	12/01/29	43,600	43,600,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP-FNMA)	0.09%	10/15/38	1,600	1,600,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC-Canadian Imperial Bank of Commerce) (d)(f)	0.05%	03/01/36	11,000	11,000,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (f)	0.04%	11/01/29	1,800	1,800,000
South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC-TD Bank, N.A.) (f)	0.04%	11/01/32	62,370	62,370,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.04%	04/15/27	9,170	9,170,000
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC-U.S. Bank, N.A.) (f)	0.04%	06/01/35	5,365	5,365,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.03%	12/01/36	6,400	6,400,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.04%	03/01/36	5,800	5,800,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.07%	05/01/30	2,415	2,415,000
Total Variable Rate Demand Notes (Cost $347,449,000)				347,449,000

U.S. Government Sponsored Agency Securities–0.44%

Overseas Private Investment Corp. (OPIC)–0.44%
Unsec. VRD COP Bonds (e) (Cost $12,480,000)	0.11%	05/15/30	12,480	12,480,000

Other Bonds & Notes–2.20%
Rabobank Nederland Australia Ltd., Sr. Unsec. Medium-Term Notes (d)	1.88%	12/15/14	50,000	50,033,150
Sumitomo Mitsui Banking Corp., Sr. Unsec. Bonds (b)(d)	1.90%	01/12/15	12,450	12,473,434
Total Other Bonds & Notes (Cost $62,506,584)				62,506,584
TOTAL INVESTMENTS (excluding Repurchase Agreements)–78.85% (Cost $2,242,724,881)				2,242,724,881

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–22.20%(g)
HSBC Securities (USA) Inc., Joint agreement dated 11/28/14, aggregate maturing value of $500,002,917 (collateralized by U.S. Treasury obligations valued at $510,004,790; 0.25%-3.63%, 01/31/15-11/15/24)	0.07%	12/01/14	$86,608,044	$86,607,539
ING Financial Markets, LLC, Joint agreement dated 11/28/14, aggregate maturing value of $500,003,750 (collateralized by Agency Mortgage-backed securities valued at $510,002,804; 1.92%-7.50%, 12/01/24-11/01/44)	0.09%	12/01/14	130,000,975	130,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 11/26/14, maturing value of $55,046,597 (collateralized by U.S. Government sponsored agency obligations, Domestic & Foreign Non-Agency Asset-backed Securities, Non-Agency Mortgage-backed securities & Sovereign debt valued at $60,323,399; 0%-11.95%, 07/25/18-07/01/57) (h)	0.50%	01/26/15	55,046,597	55,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 11/28/14, maturing value of $20,010,694 (collateralized by Domestic Non-Agency Asset-backed securities & Non-Agency Mortgage-backed securities valued at $22,000,000; 0%-4.75%, 11/25/18-11/25/53)	0.55%	01/02/15	20,010,694	20,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 11/28/14, maturing value of $25,020,833 (collateralized by U.S. Government sponsored agency obligations, Domestic Non-Agency Asset-backed security, Non-Agency Mortgage-backed securities, Domestic Corporate obligations, Municipal obligations & Sovereign debt valued at $27,076,567; 0%-11.95%, 10/01/15-05/25/54) (h)	0.50%	01/27/15	25,020,833	25,000,000
RBC Capital Markets Corp., Joint term agreement dated 10/30/14, aggregate maturing value of $200,040,000 (collateralized by Agency Mortgage-backed securities valued at $204,000,001; 2.00%-5.00%, 07/15/27-11/20/44) (h)	0.08%	01/28/15	100,020,000	100,000,000
RBC Capital Markets Corp., Term agreement dated 09/10/14, maturing value of $75,048,750 (collateralized by Domestic & Foreign Corporate obligations valued at $78,750,001; 0%-9.25%, 01/30/15-03/15/87) (d)(h)	0.26%	12/09/14	75,048,750	75,000,000
RBC Capital Markets Corp., Term agreement dated 10/06/14, maturing value of $50,034,125 (collateralized by Agency Mortgage-backed securities valued at $51,000,001; 3.00%-11.86%, 03/01/23-11/20/44) (d)(h)	0.27%	01/05/15	50,034,125	50,000,000
Wells Fargo Securities, LLC, Term agreement dated 10/03/14, maturing value of $90,060,000 (collateralized by Non-Agency Mortgage-backed securities, Commercial paper & Domestic and Foreign Corporate obligations valued at $94,500,001; 0%-6.30%, 12/12/14-11/16/41)	0.40%	12/02/14	90,060,000	90,000,000
Total Repurchase Agreements (Cost $631,607,539)				631,607,539
TOTAL INVESTMENTS(i)(j)–101.05% (Cost $2,874,332,420)				2,874,332,420
OTHER ASSETS LESS LIABILITIES–(1.05)%				(29,796,095)
NET ASSETS–100.00%				$2,844,536,325

Investment Abbreviations:

CEP	—Credit Enhancement Provider
COP	—Certificates of Participation
FNMA	—Federal National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
LOC	—Letter of Credit
MFH	—Multi-Family Housing
RB	—Revenue Bonds
Ref.	—Refunding
Sr.	—Senior
Unsec.	—Unsecured
VRD	—Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2014 was $1,170,655,654, which represented 41.15% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2014.

(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 15.3%; Japan: 15.0%; France: 10.9%; Canada: 5.5%; other countries less than 5% each: 12.5%.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2014.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Principal amount equals value at period end. See Note 1D.

(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(i)	Also represents cost for federal income tax purposes.

(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

November 30, 2014

(Unaudited)

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities–38.93%

U.S. Treasury Bills–35.07%(a)

U.S. Treasury Bills	0.04%	01/02/15	$90,000	$89,997,000
U.S. Treasury Bills	0.05%	01/02/15	200,000	199,991,911
U.S. Treasury Bills	0.05%	01/08/15	400,000	399,979,944
U.S. Treasury Bills	0.02%	01/15/15	200,000	199,995,500
U.S. Treasury Bills	0.03%	01/15/15	100,000	99,996,188
U.S. Treasury Bills	0.05%	01/15/15	400,000	399,974,500
U.S. Treasury Bills	0.06%	01/15/15	200,000	199,985,750
U.S. Treasury Bills	0.02%	01/22/15	600,000	599,982,216
U.S. Treasury Bills	0.02%	01/29/15	300,000	299,991,395
U.S. Treasury Bills	0.02%	02/05/15	250,000	249,991,795
U.S. Treasury Bills	0.04%	02/05/15	150,000	149,989,000
U.S. Treasury Bills	0.05%	02/05/15	100,000	99,991,750
U.S. Treasury Bills	0.04%	02/12/15	101,600	101,592,274
U.S. Treasury Bills	0.05%	02/12/15	450,000	449,956,656
U.S. Treasury Bills	0.02%	02/19/15	227,000	226,989,911
U.S. Treasury Bills	0.04%	02/19/15	200,000	199,984,333
U.S. Treasury Bills	0.04%	02/26/15	250,000	249,974,746
U.S. Treasury Bills	0.03%	04/02/15	50,000	49,995,764
U.S. Treasury Bills	0.05%	04/23/15	300,000	299,940,417
U.S. Treasury Bills	0.10%	04/30/15	150,000	149,935,937
U.S. Treasury Bills	0.06%	05/21/15	100,000	99,972,925
U.S. Treasury Bills	0.05%	05/28/15	100,000	99,996,267
U.S. Treasury Bills	0.07%	05/28/15	225,000	224,907,069
U.S. Treasury Bills	0.08%	05/28/15	100,000	99,962,917
U.S. Treasury Bills	0.04%	06/25/15	350,000	349,919,603
U.S. Treasury Bills	0.06%	06/25/15	150,000	149,952,792
U.S. Treasury Bills	0.09%	06/25/15	100,000	99,951,361
U.S. Treasury Bills	0.09%	07/23/15	125,000	124,930,531
U.S. Treasury Bills	0.09%	09/17/15	100,000	99,925,486
U.S. Treasury Bills	0.13%	09/17/15	50,000	49,949,653
U.S. Treasury Bills	0.10%	10/15/15	100,000	99,915,421
U.S. Treasury Bills	0.13%	11/12/15	150,000	149,808,499
				6,367,429,511

U.S. Treasury Notes–3.86%

U.S. Treasury Notes	2.25%	01/31/15	200,000	200,718,829
U.S. Treasury Notes	0.13%	04/30/15	250,000	250,058,872
U.S. Treasury Notes	0.25%	05/15/15	150,000	150,126,953
U.S. Treasury Notes	0.25%	07/31/15	100,000	100,102,478
				701,007,132
Total U.S. Treasury Securities (Cost $7,068,436,643)				7,068,436,643
TOTAL INVESTMENTS (excluding Repurchase Agreements)–38.93% (Cost $7,068,436,643)				7,068,436,643

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–61.06%(b)

Bank of Montreal, Term agreement dated 11/14/14, maturing value of $500,068,056 (collateralized by U.S. Treasury obligations valued at $510,000,045; 0%-8.50%, 11/12/15-11/15/44) (c)	0.07%	01/23/15	$500,068,056	$500,000,000
Bank of Montreal, Term agreement dated 11/26/14, maturing value of $500,053,472 (collateralized by U.S. Treasury obligations valued at $510,000,060; 0%-8.50%, 12/26/14-11/15/44) (c)	0.07%	01/20/15	500,053,472	500,000,000
Bank of Nova Scotia (The), Agreement dated 11/26/14, maturing value of $350,003,889 (collateralized by U.S. Treasury obligations valued at $357,000,041; 0.63%-9.88%, 10/31/15-02/15/42)	0.08%	12/01/14	350,003,889	350,000,000
Barclays Capital Inc., Term agreement dated 10/06/14, maturing value of $300,045,500 (collateralized by U.S. Treasury obligations valued at $306,000,071; 0.25%-2.00%, 10/31/15-05/31/21)	0.06%	01/05/15	300,045,500	300,000,000
Barclays Capital Inc., Term agreement dated 11/26/14, maturing value of $1,000,013,611 (collateralized by U.S. Treasury obligations valued at $1,020,000,039; 0.25%-9.25%, 12/15/14-08/15/44) (c)	0.07%	12/03/14	1,000,013,611	1,000,000,000
BNP Paribas Securities Corp., Agreement dated 11/28/14, maturing value of $300,002,250 (collateralized by U.S. Treasury obligations valued at $306,000,042; 0%-9.00%, 12/26/14-05/15/44)	0.09%	12/01/14	300,002,250	300,000,000
BNP Paribas Securities Corp., Joint term agreement dated 11/17/14, aggregate maturing value of $1,300,075,833 (collateralized by U.S. Treasury obligations valued at $1,326,000,092; 0.07%-5.38%, 11/30/14-02/15/41) (c)	0.07%	12/17/14	1,000,058,333	1,000,000,000
CIBC World Markets Corp., Agreement dated 11/28/14, maturing value of $100,000,667 (collateralized by U.S. Treasury obligations valued at $102,000,752; 0.25%-3.38%, 12/15/14-11/15/44)	0.08%	12/01/14	100,000,667	100,000,000
Citigroup Global Markets Inc., Term agreement dated 10/31/14, maturing value of $500,030,139 (collateralized by U.S. Treasury obligations valued at $510,000,081; 0.13%-4.25%, 01/31/15-02/15/43) (c)	0.07%	12/01/14	500,030,139	500,000,000
Citigroup Global Markets Inc., Joint agreement dated 11/28/14, aggregate maturing value of $400,002,666 (collateralized by U.S. Treasury obligations valued at $408,000,027; 0.13%-2.00%, 01/15/16-02/15/23) (c)	0.08%	12/01/14	200,001,333	200,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 11/28/14, aggregate maturing value of $750,005,000 (collateralized by U.S. Treasury obligations valued at $765,000,027; 0.13%-2.13%, 07/15/15-02/15/44) (c)	0.08%	12/01/14	235,177,622	235,176,054
Credit Agricole Corp. & Investment Bank, Term agreement dated 11/26/14, maturing value of $750,010,208 (collateralized by U.S. Treasury obligations valued at $765,000,092; 0%-8.88%, 11/30/14-02/15/44) (c)	0.07%	12/03/14	750,010,208	750,000,000
Goldman, Sachs & Co., Term Agreement dated 11/10/14, maturing value of $850,035,417 (collateralized by U.S. Treasury obligations valued at $867,000,010; 0%-5.38%, 12/31/14-02/15/44) (c)	0.05%	12/10/14	850,035,417	850,000,000
HSBC Securities (USA) Inc., Term agreement dated 11/26/14, maturing value of $1,000,013,611 (collateralized by U.S. Treasury obligations valued at $1,020,003,001; 0.13%-4.50%, 11/30/14-05/15/42) (c)	0.07%	12/03/14	1,000,013,611	1,000,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 11/26/14, maturing value of $650,007,583 (collateralized by U.S. Treasury obligations valued at $663,000,097; 0.50%-3.50%, 09/30/16-11/15/42) (c)	0.06%	12/03/14	650,007,583	650,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 11/28/14, maturing value of $250,001,458 (collateralized by U.S. Treasury obligations valued at $255,000,000; 0.50%-5.25%, 04/15/15-05/15/44) (c)	0.07%	12/01/14	250,001,458	250,000,000
Mitsubishi UFJ Securities (USA) Inc., Term agreement dated 11/26/14, maturing value of $1,000,013,611 (collateralized by U.S. Treasury obligations valued at $1,020,000,021; 0%-8.50%, 04/23/15-11/15/43) (c)	0.07%	12/03/14	1,000,013,611	1,000,000,000
RBC Capital Markets Corp., Joint agreement dated 11/26/14, aggregate maturing value of $500,004,167 (collateralized by U.S. Treasury obligations valued at $510,000,067; 0%-9.00%, 12/26/14-05/15/44)	0.06%	12/01/14	300,002,500	300,000,000
Societe Generale, Joint agreement dated 11/26/14, aggregate maturing value of $500,005,556 (collateralized by U.S. Treasury obligations valued at $510,000,119; 0.63%-5.38%, 07/31/18-11/15/44)	0.08%	12/01/14	300,00 3,333	300,000,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Societe Generale, Term agreement dated 11/26/14, maturing value of $1,000,017,500 (collateralized by U.S. Treasury obligations valued at $1,020,000,101; 0.13%-2.50%, 04/15/18-01/15/29) (c)	0.09%	12/03/14	$1,000,017,500	$1,000,000,000
Total Repurchase Agreements (Cost $11,085,176,054)				11,085,176,054
TOTAL INVESTMENTS(d)–99.99% (Cost $18,153,632,697)				18,153,612,697
OTHER ASSETS LESS LIABILITIES–0.01%				1,283,192
NET ASSETS–100.00%				$18,154,895,889

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Principal amount equals value at period end. See Note 1D.

(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.

(d)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

November 30, 2014

(Unaudited)

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities–48.75%

Federal Farm Credit Bank (FFCB)–4.76%

Disc. Notes (a)	0.01%	12/01/14	$1,108	$1,108,473
Disc. Notes (a)	0.02%	12/19/14	75,000	74,999,250
Disc. Notes (a)	0.09%	05/21/15	14,575	14,568,769
Disc. Notes (a)	0.11%	07/20/15	50,000	49,964,708
Disc. Notes (a)	0.12%	07/31/15	20,000	19,983,866
Unsec. Bonds (b)	0.13%	01/13/15	70,000	69,999,176
Unsec. Bonds (b)	0.12%	11/02/15	75,000	74,994,843
				305,619,085

Federal Home Loan Bank (FHLB)–24.70%

Unsec. Bonds	0.09%	12/16/14	40,000	39,999,809
Unsec. Bonds	0.11%	01/07/15	65,000	64,999,038
Unsec. Bonds	0.12%	01/09/15	50,000	49,999,610
Unsec. Bonds	0.09%	01/21/15	50,000	49,998,118
Unsec. Bonds (b)	0.10%	02/03/15	20,000	20,000,110
Unsec. Disc. Notes (a)	0.12%	05/22/15	58,000	57,967,301
Unsec. Disc. Notes (a)	0.02%	12/17/14	100,000	99,999,111
Unsec. Disc. Notes (a)	0.03%	12/19/14	100,000	99,998,750
Unsec. Disc. Notes (a)	0.03%	12/29/14	50,000	49,999,028
Unsec. Disc. Notes (a)	0.03%	12/30/14	50,000	49,998,993
Unsec. Disc. Notes (a)	0.06%	01/21/15	100,000	99,991,500
Unsec. Disc. Notes (a)	0.06%	01/28/15	50,000	49,995,167
Unsec. Disc. Notes (a)	0.10%	02/04/15	100,000	99,982,486
Unsec. Disc. Notes (a)	0.10%	02/13/15	34,000	33,993,303
Unsec. Disc. Notes (a)	0.10%	02/25/15	101,000	100,976,475
Unsec. Disc. Notes (a)	0.10%	02/27/15	30,000	29,992,667
Unsec. Disc. Notes (a)	0.10%	03/27/15	50,000	49,983,889
Unsec. Disc. Notes (a)	0.10%	03/30/15	50,000	49,983,472
Unsec. Disc. Notes (a)	0.95%	04/15/15	15,000	14,994,656
Unsec. Disc. Notes (a)	0.10%	04/24/15	43,800	43,783,356
Unsec. Disc. Notes (a)	0.10%	05/01/15	17,250	17,243,126
Unsec. Disc. Notes (a)	0.10%	05/06/15	55,200	55,177,276
Unsec. Disc. Notes (a)	0.11%	05/06/15	57,560	57,533,505
Unsec. Disc. Notes (a)	0.13%	05/29/15	50,000	49,968,924
Unsec. Disc. Notes (a)	0.15%	07/17/15	50,000	49,954,083
Unsec. Global Bonds (b)	0.10%	01/09/15	75,000	75,000,508
Unsec. Global Bonds (b)	0.20%	08/19/15	50,000	49,992,756
Unsec. Global Bonds (b)	0.13%	09/08/15	75,000	74,991,237
				1,586,498,254

Federal Home Loan Mortgage Corp. (FHLMC)–6.86%

Unsec. Disc. Notes (a)	0.17%	01/06/15	50,000	49,991,500
Unsec. Disc. Notes (a)	0.09%	01/15/15	27,000	26,997,098
Unsec. Disc. Notes (a)	0.10%	04/09/15	14,400	14,395,098
Unsec. Disc. Notes (a)	0.10%	04/10/15	10,700	10,696,329
Unsec. Disc. Notes (a)	0.06%	04/13/15	40,000	39,990,690
Unsec. Disc. Notes (a)	0.10%	04/20/15	12,500	12,495,382
Unsec. Disc. Notes (a)	0.10%	04/21/15	20,000	19,992,558
Unsec. Disc. Notes (a)	0.11%	05/04/15	20,000	19,991,017
Unsec. Disc. Notes (a)	0.11%	05/28/15	30,000	29,984,425
Unsec. Disc. Notes (a)	0.10%	06/02/15	30,000	29,984,750
Unsec. Disc. Notes (a)	0.15%	06/16/15	25,000	24,980,163

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Unsec. Global Notes (b)	0.11%	02/18/16	$35,000	$34,993,507
Unsec. Global Notes (b)	0.14%	07/16/15	75,000	75,014,494
Unsec. Global Notes	4.38%	07/17/15	50,000	51,324,721
				440,831,732

Federal National Mortgage Association (FNMA)–11.08%

Unsec. Disc. Notes (a)	0.02%	12/24/14	34,390	34,389,583
Unsec. Disc. Notes (a)	0.03%	01/05/15	67,985	67,983,017
Unsec. Disc. Notes (a)	0.08%	01/12/15	89,600	89,591,637
Unsec. Disc. Notes (a)	0.45%	01/28/15	103,480	103,472,498
Unsec. Disc. Notes (a)	0.04%	02/02/15	100,000	99,993,000
Unsec. Disc. Notes (a)	0.07%	02/27/15	40,000	39,993,644
Unsec. Disc. Notes (a)	0.10%	03/03/15	50,000	49,987,222
Unsec. Disc. Notes (a)	0.05%	03/04/15	50,000	49,993,542
Unsec. Disc. Notes (a)	0.06%	03/16/15	75,000	74,987,969
Unsec. Disc. Notes (a)	0.10%	04/06/15	10,800	10,796,409
Unsec. Disc. Notes (a)	0.07%	04/27/15	40,000	39,988,567
Unsec. Disc. Notes (a)	0.12%	06/01/15	25,600	25,584,469
Unsec. Disc. Notes (a)	0.08%	07/01/15	25,000	24,988,222
				711,749,779

Overseas Private Investment Corp. (OPIC)–1.35%

Unsec. Gtd. VRD COP Bonds (c)	0.11%	07/15/25	37,000	37,000,000
Unsec. Gtd. VRD COP Bonds (c)	0.11%	07/09/26	50,000	50,000,000
				87,000,000
Total U.S. Government Sponsored Agency Securities (Cost $3,131,698,850)				3,131,698,850
TOTAL INVESTMENTS (excluding Repurchase Agreements)–48.75% (Cost $3,131,698,850)				3,131,698,850

			Repurchase Amount

Repurchase Agreements–49.72%(d)

Bank of Montreal, Term agreement dated 11/17/14, maturing value of $250,028,681 (collateralized by U.S. Treasury obligations valued at $255,000,074; 0%-3.63%, 02/05/15-05/15/44)(e)	0.07%	01/15/15	250,028,681	250,000,000
BMO Capital Markets Corp., Joint agreement date 11/28/14, aggregate maturing value of $200,001,500 (collateralized by U.S. Government sponsored agency & Agency Mortgage-backed securities valued at $204,000,506; 0%-6.75%, 12/10/14-09/15/39)	0.09%	12/01/14	100,000,750	100,000,000
BNP Paribas Securities Corp., Joint agreement dated 11/28/14, aggregate maturing value of $500,004,167 (collateralized by U.S. Government sponsored agency & Agency Mortgage-backed securities valued at $510,000,546; 0%-5.50%, 12/11/14-12/15/42)	0.10%	12/01/14	400,003,333	400,000,000
BNP Paribas Securities Corp., Joint term agreement dated 11/17/14, aggregate maturing value of $1,300,075,833 (collateralized by U.S. Treasury obligations valued at $1,326,000,092; 0.07%-5.38%, 11/30/14-02/15/41)(e)	0.07%	12/17/14	300,017,500	300,000,000
Citigroup Global Markets Inc., Joint term agreement dated 10/31/14, aggregate maturing value of $250,017,222 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,003,656; 0%-9.88%, 02/05/15-06/15/38)(e)	0.08%	12/01/14	200,013,778	200,000,000
Citigroup Global Markets Inc., Joint agreement dated 11/28/14, aggregate maturing value of $400,002,666 (collateralized by U.S. Treasury obligations valued at $408,000,027; 0.13%-2.00%, 01/15/16-02/15/23)	0.08%	12/01/14	200,001,333	200,000,000
Citigroup Global Markets Inc., Agreement dated 11/28/14, maturing value of $250,001,875 (collateralized by U.S. Government sponsored agency & Agency Mortgage-backed securities valued at $255,004,981; 0%-7.13%, 12/01/14-09/15/60)	0.09%	12/01/14	250,001,875	250,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 11/28/14, aggregate maturing value of $750,005,000 (collateralized by U.S. Treasury obligations valued at $765,000,027; 0.13%-2.13%, 07/15/15-02/15/44)	0.08%	12/01/14	293,533,499	293,531,542
Credit Agricole Corp. & Investment Bank, Agreement dated 11/28/14, maturing value of $50,000,375 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $51,000,000; 0%-4.25%, 12/30/15-05/15/44)	0.09%	12/01/14	50,000,375	50,000,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Goldman, Sachs & Co., Joint agreement dated 11/28/14, aggregate maturing value of $250,001,667 (collateralized by U.S. Government sponsored agency securities valued at $255,000,916; 0%-5.63%, 04/27/15-11/23/35)	0.08%	12/01/14	$150,001,000	$150,000,000
Goldman, Sachs & Co., Term Agreement dated 11/10/14, maturing value of $300,012,500 (collateralized by U.S. Treasury obligations valued at $306,000,051; 0.50%-3.13%, 09/30/16-02/28/21)(e)	0.05%	12/10/14	300,012,500	300,000,000
ING Financial Markets, LLC, Joint agreement dated 11/28/14, aggregate maturing value of $500,003,750 (collateralized by U.S. Government sponsored agency securities valued at $510,005,104; 0.38%-5.36%, 04/18/16-11/24/17)	0.09%	12/01/14	400,003,000	400,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 11/26/14, aggregate maturing value of $350,004,764 (collateralized by U.S. Government sponsored agency securities valued at $357,000,134; 0%-6.63%, 04/13/15-06/15/38)(e)	0.07%	12/03/14	300,004,083	300,000,000
Total Repurchase Agreements (Cost $3,193,531,542)				3,193,531,542
TOTAL INVESTMENTS(f)–98.47% (Cost $6,325,230,392)				6,325,230,392
OTHER ASSETS LESS LIABILITIES–1.53%				98,592,080
NET ASSETS–100.00%				$6,423,822,472

Investment Abbreviations:

COP	—Certificates of Participation

Disc.	—Discounted

Gtd.	—Guaranteed

Unsec.	—Unsecured

VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2014.

(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2014.

(d)	Principal amount equals value at period end. See Note 1D.

(e)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(f)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

November 30, 2014

(Unaudited)

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities–100.02%

Federal Farm Credit Bank (FFCB)–36.04%

Disc. Notes (a)	0.01%	12/01/14	$13,892	$13,891,527
Disc. Notes (a)	0.07%	12/03/14	7,000	6,999,973
Disc. Notes (a)	0.06%	12/11/14	15,000	14,999,750
Disc. Notes (a)	0.08%	12/19/14	5,000	4,999,800
Disc. Notes (a)	0.12%	05/20/15	10,000	9,994,334
Disc. Notes (a)	0.10%	06/04/15	10,000	9,994,861
Unsec. Bonds (b)	0.13%	01/13/15	10,000	9,999,882
Unsec. Bonds (b)	0.23%	01/26/15	15,000	15,002,905
				85,883,032

Federal Home Loan Bank (FHLB)–63.98%

Unsec. Disc. Notes (a)	0.00%	12/01/14	20,000	20,000,000
Unsec. Disc. Notes (a)	0.05%	12/03/14	20,000	19,999,944
Unsec. Disc. Notes (a)	0.06%	12/03/14	8,500	8,499,974
Unsec. Disc. Notes (a)	0.06%	12/05/14	13,716	13,715,916
Unsec. Disc. Notes (a)	0.07%	12/05/14	1,000	999,992
Unsec. Disc. Notes (a)	0.06%	12/12/14	9,100	9,099,833
Unsec. Disc. Notes (a)	0.07%	12/12/14	1,625	1,624,965
Unsec. Disc. Notes (a)	0.06%	12/17/14	34,900	34,899,141
Unsec. Disc. Notes (a)	0.07%	12/17/14	5,234	5,233,849
Unsec. Disc. Notes (a)	0.06%	01/14/15	25,000	24,998,167
Unsec. Disc. Notes (a)	0.09%	02/18/15	10,000	9,998,025
Unsec. Disc. Notes (a)	0.13%	05/21/15	3,418	3,415,889
				152,485,695
TOTAL INVESTMENTS(c)–100.02% (Cost $238,368,727)				238,368,727
OTHER ASSETS LESS LIABILITIES–(0.02)%				(49,987)
NET ASSETS–100.00%				$238,318,740

Investment Abbreviations:

Disc.	—Discounted

Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2014.

(c)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

November 30, 2014

(Unaudited)

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–99.81%

Alabama–5.01%

Auburn University; Series 2012 A, General Fee RB	4.00%	06/01/15	$1,330	$1,355,687
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC-Swedbank AB) (a)(b)(c)	0.08%	07/01/40	12,000	12,000,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.); Series 2011, VRD Gulf Opportunity Zone RB (LOC-Bank of Nova Scotia) (a)(b)(c)	0.04%	04/01/28	10,000	10,000,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refinancing); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC-Bank of Nova Scotia) (a)(b)(c)	0.06%	04/01/28	10,000	10,000,000
				33,355,687

Arizona–2.63%

Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP-FNMA) (a)	0.05%	04/15/30	5,800	5,800,000
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.08%	12/01/37	11,705	11,705,000
				17,505,000

California–0.42%

Orange (County of) Sanitation District; Series 2011 A, Ref. Wastewater RB	5.00%	08/01/15	2,700	2,787,768

Colorado–4.19%

Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.14%	02/01/31	1,675	1,675,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.14%	07/01/34	2,210	2,210,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.14%	06/01/30	2,200	2,200,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.14%	04/01/24	870	870,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP-FNMA) (a)	0.05%	02/01/31	4,800	4,800,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC-Bank of America, N.A.) (a)(b)	0.15%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.) (a)(b)	0.05%	07/01/21	3,995	3,995,000
Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.07%	12/01/34	5,000	5,000,000
				27,850,000

Delaware–1.50%

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.06%	09/01/36	2,695	2,695,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.05%	05/01/36	7,250	7,250,000
				9,945,000

District of Columbia–0.39%

District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.17%	01/01/29	2,602	2,602,000

Florida–0.51%

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB (a)(d)(e)	0.06%	04/01/17	2,275	2,275,000
Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA) (a)	0.05%	10/15/32	1,125	1,125,000
				3,400,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–1.08%

Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.14%	01/01/20	$1,100	$1,100,000
Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA) (a)	0.06%	06/15/25	4,100	4,100,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.14%	09/01/20	2,000	2,000,000
				7,200,000

Hawaii–0.50%

Maui (County of); Series 2014, Ref. Unlimited Tax GO Bonds	2.00%	06/01/15	3,265	3,295,693

Illinois–6.18%

Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.05%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC-BMO Harris, N.A.) (a)(b)(d)	0.13%	10/01/17	1,200	1,200,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.06%	01/01/16	190	190,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC-BMO Harris N.A.) (a)(b)	0.10%	09/01/24	800	800,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.14%	08/01/30	4,700	4,700,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.05%	06/01/29	2,270	2,270,000
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.04%	03/01/28	800	800,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008-B, VRD RB (a)	0.04%	12/01/46	5,700	5,700,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(d)	0.14%	06/01/17	970	970,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.14%	02/01/21	915	915,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC-US Bank N.A.) (a)(b)	0.10%	05/01/36	4,605	4,605,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-US Bank N.A.) (a)(b)	0.10%	10/01/33	4,000	4,000,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC- BMO Harris, N.A.) (a)(b)	0.04%	06/01/29	5,300	5,300,000
Series 2004, VRD RB (LOC-BMO Harris N.A.) (a)(b)	0.04%	06/01/34	1,200	1,200,000
				41,150,000

Indiana–4.31%

Fort Wayne (City of) (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC-JPMorgan Chase Bank N.A.) (a)(b)	0.06%	08/01/28	1,400	1,400,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.14%	08/01/37	5,600	5,600,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC-Bank of Nova Scotia) (a)(b)(c)	0.04%	06/01/40	5,100	5,100,000
Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.14%	02/01/25	1,575	1,575,000
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP-FNMA) (a)	0.04%	05/15/38	14,000	14,000,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.14%	10/01/19	980	980,000
				28,655,000

Iowa–0.30%

Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP-FHLMC) (a)	0.04%	05/01/31	2,000	2,000,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–6.04%

Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (a)(b)	0.05%	04/01/32	$13,500	$13,500,000
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.05%	06/01/30	23,910	23,910,000
Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (a)(b)	0.05%	07/01/38	2,800	2,800,000
				40,210,000

Maryland–1.53%

Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.05%	07/01/32	3,550	3,550,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.05%	07/01/28	2,895	2,895,000
Prince George’s (County of); Series 2011 B, Ref. Public Improvement Limited Tax GO Bonds	5.00%	09/15/15	1,900	1,972,955
University System of Maryland; Series 2012 C, Auxiliary Facility & Tuition RB	5.00%	04/01/15	1,745	1,773,376
				10,191,331

Massachusetts–2.15%

Massachusetts (State of); Series 2004 C, Consolidated Loan Limited Tax GO Bonds	3.85%	08/01/15	13,925	14,269,940

Michigan–5.07%

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC-U.S. Bank, N.A.) (a)(b)	0.05%	06/01/19	7,000	7,000,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-1, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.06%	10/15/30	14,300	14,300,000
Series 2008 B-2, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.06%	10/15/30	6,510	6,510,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC-PNC Bank, N.A.) (a)(b)	0.06%	04/01/22	5,935	5,935,000
				33,745,000

Minnesota–2.52%

Edina (City of); Series 2012 A, Ref. Unlimited Tax GO Bonds	4.00%	02/01/15	1,025	1,031,657
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.05%	04/01/37	835	835,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.04%	01/01/25	310	310,000
Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA) (a)	0.05%	11/15/31	4,000	4,000,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.04%	11/01/35	1,370	1,370,000
St. Paul (City of) Port Authority; Series 2014-1, Ref. Unlimited Tax GO Bonds	2.00%	03/01/15	750	753,323
St. Paul (City of); Series 2014 A, Capital Improvement Unlimited Tax GO Bonds	5.00%	09/01/15	790	818,715
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.04%	10/01/33	7,675	7,675,000
				16,793,695

Mississippi–0.31%

Flowood (City of) (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP- FNMA) (a)	0.05%	05/15/31	2,070	2,070,000

Missouri–4.35%

Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC-FHLB of Des Moines) (a)(b)	0.14%	12/01/19	1,460	1,460,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.07%	12/01/27	14,500	14,500,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC-Bank of Montreal) (a)(b)(c)	0.05%	11/15/43	13,000	13,000,000
				28,960,000

Nebraska–0.15%

Omaha Public Power District; Series 2011 A, Electric System RB	5.00%	02/01/15	1,000	1,008,182

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Nevada–0.36%

Clark (County of); Series 2010 B, Ref. & Improvement Sales & Excise Tax RB	3.00%	07/01/15	$2,385	$2,425,011

New Hampshire–1.09%

New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.04%	10/01/33	6,360	6,360,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.04%	09/01/37	900	900,000
				7,260,000

New Mexico–1.50%

Albuquerque Municipal School District No. 12; Series 2014 A, School Building Unlimited Tax GO Bonds	2.00%	08/01/15	7,800	7,897,500
Santa Fe (City of); Series 2010 A, Ref. Gross Tax Receipts RB	5.00%	06/01/15	2,000	2,048,412
				9,945,912

New York–3.76%

New York (City of); Series 2014 J, Unlimited Tax GO Bonds	2.00%	08/01/15	20,000	20,249,611
New York (State of) Housing Finance Agency (600 West 42nd Street Housing); Series 2009 A, VRD RB (CEP-FNMA) (a)	0.06%	05/15/41	4,800	4,800,000
				25,049,611

North Carolina–3.57%

Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB (a)	0.04%	01/15/37	9,900	9,900,000
North Carolina (State of) Educational Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.04%	06/01/17	3,950	3,950,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.08%	09/01/27	7,960	7,960,000
North Carolina (State of) Department of State Treasurer; Series 2010 B, Ref. Unlimited Tax GO Bonds	5.00%	06/01/15	1,230	1,259,813
Raleigh (City of); Series 2014, Public Improvement Unlimited Tax GO Bonds	3.00%	06/01/15	700	709,960
				23,779,773

North Dakota–0.70%

Fargo (City of) (Cass Oil Co.); Series 1984, VRD Commercial Development RB (LOC-U.S. Bank, N.A.) (a)(b)	0.19%	12/01/14	4,655	4,655,000

Ohio–7.17%

Butler (County of) (Lakota Family YMCA); Series 2002, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.06%	05/01/27	1,650	1,650,000
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC-PNC Bank, N.A.) (a)(b)	0.05%	12/01/21	8,815	8,815,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.) (a)(b)	0.05%	11/01/40	3,800	3,800,000
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.04%	01/01/37	17,000	17,000,000
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC-U.S. Bank, N.A.) (a)(b)	0.05%	12/01/21	7,600	7,600,000
Lyndhurst (City of) (Hawken School); Series 2002, VRD Economic Development RB (LOC-PNC Bank, N.A.) (a)(b)	0.06%	05/01/27	3,735	3,735,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC-PNC Bank, N.A.) (a)(b)	0.06%	06/01/23	5,135	5,135,000
				47,735,000

Oklahoma–0.17%

Oklahoma City (City of); Series 2012, Ref. Unlimited Tax GO Bonds	4.00%	03/01/15	1,085	1,095,541

Pennsylvania–8.22%

Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Senior Health & Housing Facilities RB (LOC-PNC Bank, N.A.) (a)(b)	0.03%	09/01/18	1,730	1,730,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.06%	10/15/25	$5,510	$5,510,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds Bank PLC) (a)(b)(c)	0.05%	07/01/38	34,500	34,500,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(d)	0.06%	05/01/20	2,150	2,150,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.05%	07/01/26	4,510	4,510,000
Westmoreland (County of) Industrial Development Authority (Greensburg Thermal); Series 2005 A, Ref. VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.06%	12/01/24	6,295	6,295,000
				54,695,000

South Carolina–0.12%

South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.17%	07/01/17	790	790,000

Tennessee–0.21%

Jackson (City of) Health, Educational & Housing Facility Board (Post House North Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA) (a)	0.05%	05/15/31	1,375	1,375,000

Texas–7.29%

Austin (County of) Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.07%	12/01/14	3,575	3,575,000
Coastal Water Authority (City of Houston Contract); Series 2010, Ref. RAN	4.00%	12/15/14	500	500,731
Dallas (City of); Ref. & Improvement Limited Tax GO Bonds	4.00%	02/15/15	2,000	2,015,979
Dallas (County of); Series 2006, Limited Tax GO Ctfs.	5.00%	08/15/15	1,900	1,965,217
Frisco (City of); Series 2011, Ref. & Public Improvement Limited Tax GO Bonds	4.00%	02/15/15	1,250	1,259,969
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP-FNMA) (a)	0.07%	02/15/28	1,850	1,850,000
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA) (a)	0.07%	02/15/27	6,160	6,160,000
Tarrant (County of) Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC-Northern Trust Co.) (a)(b)	0.04%	11/15/50	1,050	1,050,000
Texas (State of); Series 2014, Unlimited Tax GO Notes	1.50%	08/31/15	29,000	29,294,886
Texas Tech University System; Series 2012 A, Ref. & Improvement RB	3.00%	08/15/15	790	805,981
				48,477,763

Utah–2.43%

Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.04%	11/01/24	3,500	3,500,000
Utah (State of); Series 2010 A, Unlimited Tax GO Bonds	5.00%	07/01/15	825	848,382
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC-Bank of Montreal) (a)(b)(c)	0.05%	09/01/32	9,400	9,400,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP-FHLMC) (a)	0.09%	04/01/42	2,450	2,450,000
				16,198,382

Vermont–1.68%

Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.05%	12/01/31	11,165	11,165,000

Virginia–2.16%

Alexandria (City of); Series 2013, Capital Improvement Unlimited Tax GO Bonds	5.00%	06/15/15	1,000	1,026,065
Harrisonburg (City of) Rural Housing Administration (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.08%	08/01/32	7,800	7,800,000
Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD Health Services RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.14%	10/01/30	2,100	2,100,000
Lynchburg (City of); Series 2014 Ref. & Public Improvement Unlimited Tax GO Bonds	2.00%	06/01/15	1,295	1,306,972

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia–(continued)

Roanoke (City of); Series 2004 B, Public Improvement Unlimited Tax GO Bonds (f)(g)	5.00%	02/01/15	$1,750	$1,767,103
Suffolk (City of) Rural Housing Administration (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.11%	12/01/19	400	400,000
				14,400,140

Washington–1.87%

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.06%	07/01/44	8,000	8,000,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC-U.S. Bank, N.A.) (a)(b)	0.05%	10/01/19	1,850	1,850,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA) (a)	0.04%	09/15/20	2,580	2,580,000
				12,430,000

West Virginia–0.96%

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital Inc.); Series 2008, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.) (a)(b)	0.04%	01/01/34	6,400	6,400,000

Wisconsin–5.72%

Beaver Dam (City of) (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC-FHLB of Chicago) (a)(b)	0.04%	12/02/41	1,800	1,800,000
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC-Bank of America, N.A.) (a)(b)	0.10%	07/01/16	1,955	1,955,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.05%	06/01/37	7,200	7,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.15%	06/01/25	1,335	1,335,000
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.); Series 2012 E, Ref. VRD RB (LOC-Bank of Montreal) (a)(b)(c)	0.05%	08/01/40	10,700	10,700,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.07%	05/01/30	15,100	15,100,000
				38,090,000

Wyoming–1.69%

Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.06%	11/01/24	5,460	5,460,000
Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.06%	11/01/24	5,760	5,760,000
				11,220,000
TOTAL INVESTMENTS(h)(i)–99.81% (Cost $664,181,429)				664,181,429
OTHER ASSETS LESS LIABILITIES–0.19%				1,279,393
NET ASSETS–100.00%				$665,460,822

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Investment Abbreviations:

CEP	—Credit Enhancement Provider

Ctfs.	—Certificates

FHLB	—Federal Home Loan Bank

FHLMC	—Federal Home Loan Mortgage Corp.

FNMA	—Federal National Mortgage Association

GO	—General Obligation

IDR	—Industrial Development Revenue Bonds

LOC	—Letter of Credit

MFH	—Multi-Family Housing

PCR	—Pollution Control Revenue Bonds

PUTTERs	—Putable Tax-Exempt Receipts

RAN	—Revenue Anticipation Notes

RB	—Revenue Bonds

Ref.	—Refunding

VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2014.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 8.8%; United Kingdom: 5.2%; other countries less than 5% each: 1.8%.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2014 was $14,687,000, which represented 2.21% of the Fund’s Net Assets.

(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations.

(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Also represents cost for federal income tax purposes.

(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	14.4%
PNC Bank, N.A.	9.9
U.S. Bank, N.A.	9.7
Wells Fargo Bank, N.A.	8.9
Federal National Mortgage Association	7.9
Federal Home Loan Mortgage Corp.	5.2
Lloyds Bank PLC	5.2

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements – The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

Short-Term Investments Trust

E.	Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2014, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Short-Term Investments Trust

Item 2.	Controls and Procedures.

(a)	As of November 21, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Short-Term Investments Trust

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	January 29, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	January 29, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.